Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 501,493	$ 0
Prepaid expenses	1,324,605	6,380
Total current assets	1,826,098	6,380
Deferred offering costs associated with proposed public offering		56,483
Investment held in Trust Account	977,543,775
Total Assets	979,369,873	62,863
Current liabilities:
Accounts payable	27,964	23,450
Accrued expenses	323,245	33,033
Due to related party	497,675
Total current liabilities	848,884	56,483
Deferred legal fees	18,182
Deferred underwriting commissions	34,212,500
Derivative warrant liabilities	38,914,670
Total liabilities	73,994,236	56,483
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 90,037,563 and 0 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	900,375,630
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	10,845,128	22,556
Accumulated deficit	(5,848,336)	(18,620)
Total shareholders' equity	5,000,007	6,380
Total Liabilities and Shareholders' Equity	979,369,873	62,863
Class A Ordinary Shares
Shareholders' Equity:
Common Stock	771
Total shareholders' equity	771	0
Class B Ordinary Shares
Shareholders' Equity:
Common Stock	2,444	2,444	[1],[2]
Total shareholders' equity	$ 2,444	$ 2,444

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.